UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-21955

Stewart Capital Mutual Funds
(Exact name of Registrant as specified in charter)

800 Philadelphia Street
Indiana, PA 15701
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street, Suite A
Milwaukee, WI 53233

Copy to:
Steven Lentz
Faegre & Benson LLP
2200 Wells Fargo Center
90 South Seventh Street
Minneapolis, Minnesota 55402
(Name and address of agent for service)

Registrant's telephone number, including area code: (724) 465-1443

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

FORM N-Q

Item 1. Schedule of Investments.

Stewart Capital Mid Cap Fund
Schedule of Investments September 30, 2008 (Unaudited)
	Shares	Value
COMMON STOCKS 89.3%
Capital Goods 5.8%
Cummins, Inc.	6,513	$284,748
McDermott International, Inc.*	4,519	115,460
Oshkosh Corp.	9,316	122,599
		522,807
Consumer Durables & Apparel 4.2%
Polaris Industries, Inc.	8,232	374,474
Consumer Services 6.7%
International Speedway Corp.	8,393	326,572
Matthews International Corp.	5,498	278,969
		605,541
Diversified Financials 0.9%
Federated Investors, Inc.	2,835	81,790
Energy 12.3%
CARBO Ceramics, Inc.	5,928	305,944
Enerplus Resources Fund	7,571	281,565
General Maritime Corp.	14,508	282,616
Helix Energy Solutions Group, Inc.*	7,622	185,062
Teekay Shipping Corp.	1,993	52,575
		1,107,762
Food & Staples Retailing 3.3%
Weis Markets, Inc.	8,197	295,174
Food Beverage & Tobacco 4.0%
J. M. Smucker Company (The)	7,164	363,143
Health Care Equipment & Services 3.9%
C.R. Bard, Inc.	3,717	352,632
Household & Personal Products 3.4%
Nu Skin Enterprises, Inc.	19,113	310,013
Insurance 4.6%
Mercury General Corp.	7,610	416,647
Materials 6.9%
FMC Corp.	4,627	237,782
Sociedad Quimica y Minera de Chile SA (American Depository Receipt)	9,004	226,991
Southern Copper Corp.	8,508	162,333
		627,106
Media 8.7%
Marvel Entertainment, Inc.*	12,524	427,569
Meredith Corp.	12,622	353,921
		781,490
Pharmaceuticals, Biotechnology 6.0%
Barr Pharmaceuticals, Inc.*	7,100	463,630
Endo Pharmaceuticals Holdings, Inc.*	3,853	77,060
		540,690
Software & Services 3.0%
Micros Systems, Inc.*	10,152	270,652
Technology Hardware & Equipment 5.2%
Seagate Technology	18,053	218,802
Western Digital Corp.*	11,789	251,341
		470,143
Transportation 2.7%
Kirby Corp.*	6,338	240,464
Utilities 7.7%
Nicor, Inc.	10,106	448,201
Oneok, Inc.	7,238	248,987
		697,188
Total Common Stocks
(Cost $9,088,179)		8,057,716

Limited Partnership Interests 3.4%
Consumer Services 3.4%
Cedar Fair LP	14,839	307,316
Total Limited Partnership Interests
(Cost $393,609)		307,316

Short Term Investment 7.3%
Federated Prime Obligations, 2.36%	654,986	654,986
Total Short Term Investment
(Cost $654,986)		654,986
Total Investments 100.0%
(Cost $10,136,774)		9,020,018
Liabilities less Other Assets (0.0)%		(1,937)
Net Assets 100.0%		$9,018,081

* Non-income producing

See notes to the Schedule of Investments

Notes to Schedule of Investments

Organization
The Stewart Capital Mutual Fund (the “Trust”) was organized on September 22, 2006 as a Delaware business trust and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Trust currently consists of one investment portfolio: Stewart Capital Mid Cap Fund (the “Fund”). Stewart Capital Advisors, LLC (the “Adviser”) is the Fund’s investment adviser. The Fund commenced investment operations at the close of business December 29, 2006. Prior to December 29, 2006, the only activity was the seed capital investment of $100,000 by 9th Street Holdings, Inc.

Investment Valuation
Securities listed on the U.S. stock exchanges or the NASDAQ ® Stock Market are valued at the last sale price on such market, or if such a price is lacking, for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Securities that are traded in the over-the-counter market are valued at their current bid price. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any securities for which there are no readily available market quotations will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

Federal Income Tax Information
At September 30, 2008, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$10,148,339

Gross unrealized appreciation	$529,073
Gross unrealized depreciation	(1,657,394)

Net unrealized depreciation	$(1,128,321)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Footnote Disclosure

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
▪
Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

▪
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

▪	Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of 09/30/08:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$9,020,018
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0
Total	$9,020,018

* Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stewart Capital Mutual Funds

By:         /s/ Malcolm E. Polley
Malcolm E. Polley
Principal Executive Officer

Date:     11/10/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Malcolm E. Polley
    Malcolm E. Polley
Principal Executive Officer

Date:     11/10/08

By:         /s/ Timothy P. McKee
Timothy P. McKee
Principal Financial Officer

Date:     11/10/08

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)